Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes

Note 7: Income taxes

Income tax expense (benefit) consists of the following for the years ended December 31:

	2012	2011	2010
Current tax expense (benefit)
Federal tax benefit	$(23)	$(21)	$(16)
State tax expense	141	200	95

Current tax expense	118	179	79
Deferred tax expense
Federal tax expense	35,579	27,290	19,712
State tax expense	2,140	8,455	4,012

Deferred tax expense	37,719	35,745	23,724

	$37,837	$35,924	$23,803

Income tax expense (benefit) differed from amounts computed by applying the U.S. Federal income tax rate as follows for the years ended December 31:

	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	2.1%	3.6%	5.5%
Statutory depletion	(0.04)%	(0.5)%	(0.7)%
Valuation allowance	—	7.3%	—
Other	(0.04)%	0.7%	1.6%

Effective tax rate	37.0%	46.1%	41.4%

Components of the deferred tax assets and liabilities are as follows at December 31:

	2012	2011
Deferred tax assets related to
Asset retirement obligations	$8,496	$7,386
Accrued expenses, allowance and other	10,129	9,755
Net operating loss carryforwards
Federal	153,709	142,920
State	16,339	13,097
Statutory depletion carryforwards	2,242	2,107
Alternative minimum tax credit carryforwards	308	308

	191,223	175,573
Less valuation allowance	(11,858)	(11,858)

Deferred tax asset	179,365	163,715
Deferred tax liabilities related to
Derivative instruments	(32,438)	(52,698)
Property and equipment	(181,489)	(125,737)
Inventories	(1,211)	(1,458)

Deferred tax liability	(215,138)	(179,893)

Net deferred tax liability	(35,773)	(16,178)
Less net current deferred tax liability	(26,872)	(23,704)

Long-term deferred tax asset (liability)	$(8,901)	$7,526

Approximately $33,066 and $28,699 of the current deferred tax liability at December 31, 2012 and 2011, respectively, relates to our short-term derivative instruments. Additionally, approximately $1,015 and $1,015 of the current deferred tax liability relates to asset retirement obligations at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, taxes receivable of $245 and $56, respectively, are included in accounts receivable.

We have federal net operating loss carryforwards of approximately $439,000 at December 31, 2012, portions of which will begin to expire in 2018 if unused. At December 31, 2012, we have state net operating loss carryforwards of approximately $413,000, which will begin to expire in 2013. In addition, at December 31, 2012 we had tax percentage depletion carryforwards of approximately $6,400, which are not subject to expiration.

At December 31, 2012, approximately $300,000 of the state net operating loss carryforwards have been reduced by a valuation allowance based on our assessment that it is more likely than not that a portion will not be realized. No adjustment to the valuation allowance was recorded during 2012.

Realization of our deferred tax assets is dependent upon generating sufficient future taxable income. Although realization is not assured, we believe it is more likely than not that our deferred tax assets will be realized. The amount of our deferred tax assets considered realizable, however, could be reduced in the near-term if estimates of future taxable income are reduced.